Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the nine months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Beginning balance	¥0	¥0
Transaction with noncontrolling interests	0	949
Comprehensive income
Net income	0	23
Other comprehensive income
Net change of foreign currency translation adjustments	0	2
Total other comprehensive income	0	2
Comprehensive income	0	25

Ending balance	¥0	¥974